2. Liquidity and Financial Condition (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Liquidity And Financial Condition
Net loss	$ (718)	$ (1,399)	$ (788)	$ (3,111)	$ 3,735	$ (5,431)
Accumulated deficit	(134,798)		(134,798)		(134,010)	(137,745)
Working capital	$ 2,830		$ 2,830		$ 1,970